Bonds payable	12 Months Ended
Dec. 31, 2017
Bonds payable
Bonds payable

33.        Bonds payable

On October 7, 2014, the Company issued 5-year unsecured corporate bonds for a total amount of US$500.0 million. The corporate bonds carry a coupon interest rate of 4.125% with bond interest payable semi-annually on March 31 and September 30. As at the date of issue, the net book value of the liabilities amounted to US$491.2 million after the deduction of (1) a discount of US$5.2 million and (2) issue expenses of US$3.6 million.

USD’000
Principal amount	500,000
Discount of bonds payable	(5,185)
Transaction cost	(3,634)
Bonds payable as at the date of issue	491,181

The movement of the corporate bonds for the year ended December 31, 2017 is set out below:

USD’000
Balance at December 31, 2014	491,579
Interest charged	22,253
Interest payable recognized	(20,625)
Balance at December 31, 2015	493,207
Interest charged	22,327
Interest payable recognized	(20,625)
Balance at December 31, 2016	494,909
Interest charged	22,405
Interest payable recognized	(20,625)
Balance at December 31, 2017	496,689